Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2017
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Buildings and improvements	$14,237	$14,204
Vehicles	379	378
Other equipment and devices	327	296
Total property and equipment	14,943	14,878
Less: accumulated depreciation	(4,573)	(4,016)
Property and equipment, net	$10,370	$10,863